TOTAL OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of detailed information about expenses
The following table outlines the significant cost items by nature within operating costs for the years presented:

	31 December 2018	31 December 2017	31 December 2016
	€ million	€ million	€ million
Cost of inventory recognised as an expense	4,901	5,021	4,194
Write-down of inventories (Note 6)	23	25	28
Employee costs(A)	1,768	1,719	1,411
Distribution costs	637	595	514
Depreciation of property, plant and equipment, excluding restructuring	446	426	321
Amortisation of intangible assets (Note 4)	51	47	39
Out of period mark-to-market effects on undesignated derivatives	8	(6)	(35)
Merger related costs	—	4	126
Restructuring charges, including accelerated depreciation(B)	274	235	286

	31 December 2018	31 December 2017	31 December 2016
(A) Employee Costs	€ million	€ million	€ million
Wages and salaries	1,360	1,317	1,059
Social security costs	290	290	234
Pension and other employee benefits	118	112	118
Total staff costs	1,768	1,719	1,411
Directors’ remuneration information is disclosed in the Directors’ Remuneration Report.
The average number of persons employed by the Group (including Directors) for the periods presented were as follows:

	2018	2017	2016
	No. in thousands	No. in thousands	No. in thousands
Commercial	7.7	7.7	6.1
Supply chain	13.1	13.5	10.8
Support functions	2.7	2.3	2.2
Total average staff employed	23.5	23.5	19.1

The average number of persons employed by the Group reflects only CCE employees from 1 January to 27 May 2016. From 28 May through to 31 December 2016, and for the full years 2017 and 2018, the average number reflects CCEP employees.

	31 December 2018	31 December 2017	31 December 2016
(B) Restructuring	€ million	€ million	€ million
Increase in provision for restructuring programmes (Note 20)	236	186	260
Amount of provision reversed unused (Note 20)	(23)	(22)	(6)
Accelerated depreciation and non-cash costs	22	33	24
Other cash costs(A)	39	38	8
Total	274	235	286
Audit and other fees charged in the income statement concerning the statutory auditor of the consolidated financial statements, Ernst & Young LLP, were as follows:

	31 December 2018	31 December 2017	31 December 2016
	€ thousand	€ thousand	€ thousand
Audit of parent company and consolidated financial statements(A)	2,401	2,383	4,932
Audit of the company’s subsidiaries	3,719	4,167	3,800
Total audit	6,120	6,550	8,732
Audit related assurance services(B)	976	1,187	1,512
Other assurance services	101	115	138
Total audit and audit-related assurance services	7,197	7,852	10,382
Taxation advisory services(C)	—	—	508
All other services(D)	1,180	90	3
Total non-audit or non-audit-related assurance services	1,180	90	511
Total audit and all other fees	8,377	7,942	10,893

(A)	Fees in respect of the audit of the accounts of CCEP plc (and its predecessor CCE, Inc.), including the Group's consolidated financial statements.

(B)
Includes professional fees for interim reviews, reporting on internal financial controls, services related to the transaction entered into with CCE, TCCC, CCIP and CCEG, IFRS advisory services, issuance of comfort letters for debt issuances, certain accounting consultations and other attest engagements.

(C)
Includes fees for tax advisory services related to tax advice provided in conjunction with the Merger transaction and its related US tax implications and tax advisory services, including transfer pricing and VAT advisory work, in the Company’s subsidiaries.

(D)